Transactions with Related Parties (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2018	Dec. 31, 2017
Transactions with Related Parties [Abstract]
Receivables - associates	₪ 7	₪ 8
Liabilities to related parties, net	6	(23)
Advanced payment to Eurocom DBS (not including interest) for contingent consideration	₪ 99	₪ 99